PGIM US Large-Cap Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 107.6%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $44,943)(wb)	44,943	$44,943
Options Purchased*~ 106.3%
(cost $3,399,444)		3,720,740

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.6% (cost $3,444,387)		3,765,683
Options Written*~ (7.6)%
(premiums received $142,322)		(267,292)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,302,065)		3,498,391
Liabilities in excess of other assets(z) (0.0)%		(201)

Net Assets 100.0%		$3,498,190

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75		68		7	$3,692,792
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31		68		7	27,948
Total Options Purchased (cost $3,399,444)								$3,720,740

PGIM US Large-Cap Buffer 20 ETF - January
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$533.16		68		7	$(259,995)
SPDR S&P 500 ETF Trust	Put	12/31/24	$380.25		68		7	(7,297)
Total Options Written (premiums received $142,322)							$(267,292)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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